CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net increase (decrease) in cash and cash equivalents	$ (1,467)	$ (2,297)	$ (12,230)
Cash and cash equivalents at beginning of the year	3,244	5,497
Cash and cash equivalents at end of the year	1,810	3,244	5,497
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net cash used in operating activities	(2,062)	(2,472)	(12,259)
Net cash provided by investing activities		2,370	9,925
Net cash provided by financing activities	2,057		2,345
Net increase (decrease) in cash and cash equivalents	(5)	(102)	11
Cash and cash equivalents at beginning of the year	35	137	126
Cash and cash equivalents at end of the year	$ 30	$ 35	$ 137